Segment reporting - Major customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer		Dec. 31, 2015 USD ($) customer
Disclosure of major customers [abstract]
Sales	$ 1,741,693	$ 1,576,037	[1]	$ 1,316,590	[1]
Top Ten Customers [Member]
Disclosure of major customers [abstract]
Sales	$ 820,897	$ 656,907		$ 524,821
Number of major customers | customer	10	10		10
Dow Corning Corporation [Member]
Disclosure of major customers [abstract]
Percentage of Company's sales	12.20%	13.70%

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.